Financial instruments and risk management (Details 6)	12 Months Ended
Dec. 31, 2023 USD ($)
Probable Scenario [Member] | Risk Of C D I [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	4.8413
Probable Scenario [Member] | Risk Of U S D [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	4.8413
Probable Scenario [Member] | Risk Of Libor [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	4.8413
Probable Scenario [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	4.8413
Probable Scenario [Member] | Interest Rate Of C D I [Member] | Risk Of C D I [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	11.65%
Probable Scenario [Member] | Interest Rate Of C D I [Member] | Risk Of U S D [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	11.65%
Probable Scenario [Member] | Interest Rate Of C D I [Member] | Risk Of Libor [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	11.65%
Probable Scenario [Member] | Interest Rate Of C D I [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	11.65%
Probable Scenario [Member] | Interest Rate Of Libor [Member] | Risk Of U S D [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	5.73%
Probable Scenario [Member] | Interest Rate Of Libor [Member] | Risk Of C D I [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	5.73%
Probable Scenario [Member] | Interest Rate Of Libor [Member] | Risk Of U S D [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	5.73%
Probable Scenario [Member] | Interest Rate Of Libor [Member] | Risk Of Libor [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	5.73%
Probable Scenario [Member] | Interest Rate Of Libor [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	5.73%
Probable Scenario [Member] | Interest Rate Of I P C A [Member] | Risk Of C D I [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	4.62%
Probable Scenario [Member] | Interest Rate Of I P C A [Member] | Risk Of U S D [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	4.62%
Probable Scenario [Member] | Interest Rate Of I P C A [Member] | Risk Of Libor [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	4.62%
Probable Scenario [Member] | Interest Rate Of I P C A [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	4.62%
Possible Scenario [Member] | Risk Of U S D [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	6.0516
Possible Scenario [Member] | Risk Of Libor [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	4.8413
Possible Scenario [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	4.8413
Possible Scenario [Member] | Interest Rate Of C D I [Member] | Risk Of C D I [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	14.56%
Possible Scenario [Member] | Interest Rate Of C D I [Member] | Risk Of U S D [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	11.65%
Possible Scenario [Member] | Interest Rate Of C D I [Member] | Risk Of Libor [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	11.65%
Possible Scenario [Member] | Interest Rate Of C D I [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	11.65%
Possible Scenario [Member] | Interest Rate Of Libor [Member] | Risk Of C D I [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	5.73%
Possible Scenario [Member] | Interest Rate Of Libor [Member] | Risk Of Libor [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	7.16%
Possible Scenario [Member] | Interest Rate Of Libor [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	5.73%
Possible Scenario [Member] | Interest Rate Of I P C A [Member] | Risk Of C D I [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	4.62%
Possible Scenario [Member] | Interest Rate Of I P C A [Member] | Risk Of Libor [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	4.62%
Possible Scenario [Member] | Interest Rate Of I P C A [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	5.78%
Remote Scenario [Member] | Risk Of U S D [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	7.2620
Remote Scenario [Member] | Risk Of Libor [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	4.8413
Remote Scenario [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	4.8413
Remote Scenario [Member] | Interest Rate Of C D I [Member] | Risk Of C D I [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	17.48%
Remote Scenario [Member] | Interest Rate Of C D I [Member] | Risk Of U S D [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	11.65%
Remote Scenario [Member] | Interest Rate Of C D I [Member] | Risk Of Libor [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	11.65%
Remote Scenario [Member] | Interest Rate Of C D I [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	11.65%
Remote Scenario [Member] | Interest Rate Of Libor [Member] | Risk Of C D I [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	5.73%
Remote Scenario [Member] | Interest Rate Of Libor [Member] | Risk Of Libor [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	8.60%
Remote Scenario [Member] | Interest Rate Of Libor [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	5.73%
Remote Scenario [Member] | Interest Rate Of I P C A [Member] | Risk Of C D I [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	4.62%
Remote Scenario [Member] | Interest Rate Of I P C A [Member] | Risk Of Libor [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	4.62%
Remote Scenario [Member] | Interest Rate Of I P C A [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRateVariableRisk]	6.93%